Schedule H, Line 4(a) – Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP Represented Employee
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

GENERAL DYNAMICS CORPORATION
401(k) PLAN FOR REPRESENTED EMPLOYEES
Schedule H, Line 4(a) – Schedule of Delinquent Participant Contributions
December 31, 2025

Participant contributions transferred late to plan	Total that constitute nonexempt prohibited transactions: $326				Total fully corrected under VFCP and PTE 2002-51
Check here if late participant loan repayments are included [ x ]	Contributions not corrected		Contributions corrected outside VFCP	Contributions pending correction in VFCP
2025	$326	*	$—	$—	$—

* $312 of 2025 late remittances were corrected with lost interest during 2026.
See accompanying Report of Independent Registered Public Accounting Firm.